Submission	Jul. 10, 2026
Submission [Line Items]
Central Index Key	0000075252
Registrant Name	ACCENDRA HEALTH INC/VA/
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES